Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Tax Benefits
Income before income tax expenses for the years ended December 31, 2019, 2020 and 2021 were taxed within the following jurisdictions:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC entities	796,062	994,163	360,160
Non-PRC entities	(229,036)	38,365	(100,641)

Total	567,026	1,032,528	259,519

Schedule of Current and Deferred Portion of Income Tax (Benefits) Expenses Included in the Consolidated Statements of Comprehensive Income
The current and deferred portion of income tax (benefits) expenses included in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	110,408	142,710	16,046
Deferred income tax (benefits) expenses	(14,871)	18,818	28,119

Subtotal income tax expenses applicable to China operations	95,537	161,528	44,165

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	541	15,466	7,056
Deferred income tax (benefits) expenses	—	(210)	4,006

Subtotal income tax expenses applicable to Non-PRC operations	541	15,256	11,062

Total income tax expenses	96,078	176,784	55,227

Schedule of Reconciliation of Total Tax Expenses Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income
The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2019	2020	2021
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax benefit s	(18.9)%	(12.3)%	(15.6	) %
Effect of varying tax rates available in different jurisdictions (i)	(3.3)%	(1.6)%	(0.7	) %
Permanent differences (ii)	6.7%	6.1%	19.0%
Change in valuation allowance	15.8%	4.8%	10.7%
Effect of Super Deduction available to the Group	(8.3)%	(4.9)%	(17.1	) %

Effective income tax rate	17.0%	17.1%	21.3%

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	(0.42)	(0.56)	(0.11)

(i)
For the years ended December 31, 2019, 2020 and 2021, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term
deposits which is subject to an income tax rate o
f 0%
under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate o
f 17
% under the ta
x laws of
Singapore.

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances

	December 31,
	2020	2021
	RMB	RMB

Deferred tax assets
Tax loss carried forward	142,408	181,860
Unrealized profit s arising from elimination of inter-company transactions	45,354	5,420
Deferred revenue	2,898	2,435
Others	1,084	1,766

	191,744	191,481

Less: Valuation allowance (i)	(143,431)	(171,236)

Total deferred tax assets	48,313	20,245

Deferred tax liabilities
Unrealized gains on investments	13,350	4,597

Total deferred tax liabilities	13,350	4,597
Net deferred tax assets	34,963	15,648

(i)
Valuation allowance is provided against deferred tax assets wh
e
n the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2020 and 2021 were provided for net operating loss carry forwards, which were mainly incurred by the overseas subsidiaries, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of Valuation Allowance For Deferred Tax Assets
Movement of valuation allowance

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	21,899	94,637	143,431
Additions	89,002	61,069	42,252
Reversals/write-off	(16,264)	(12,275)	(14,447)

Balance at end of the year	94,637	143,431	171,236